Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 244,527	$ 443,308
Finished goods	469,432	673,192
Allowance for slow-moving inventory	(330,250)
Inventories, at cost	$ 383,709	$ 1,116,500